Share-based payments	12 Months Ended
Mar. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
Share-based payments

 Significant accounting policies that apply to share-based payments
We operate a number of equity-settled share-based payment arrangements, under which we receive services from employees in consideration for equity instruments (share options and shares) of the group. Equity-settled share-based payments are measured at fair value at the date of grant. Market-based performance criteria and non-vesting conditions (for example, the requirement for employees to make contributions to the share purchase programme) are reflected in this measurement of fair value. The fair value determined at the grant date is recognised as an expense on a straight line basis over the vesting period, based on the group’s estimate of the options or shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. Fair value is measured using either the Binomial options pricing model or Monte Carlo simulations, whichever is more appropriate to the share-based payment arrangement.
Service and performance conditions are vesting conditions. Any other conditions are non-vesting conditions which have to be taken into account to determine the fair value of equity instruments granted. In the case that an award or option does not vest as a result of a failure to meet a non-vesting condition that is within the control of either counterparty, this is accounted for as a cancellation. Cancellations are treated as accelerated vesting and all remaining future charges are immediately recognised in the income statement. As the requirement to save under an employee saveshare arrangement is a non-vesting condition, employee cancellations, other than through a termination of service, are treated as an accelerated vesting.
No adjustment is made to total equity for awards that lapse or are forfeited after the vesting date.

	2020	2019	2018
Year ended 31 March	£m	£m	£m
Employee Saveshare Plans	36	38	42
Executive Share Plans:
Incentive Share Plan (ISP)	16	6	16
Deferred Bonus Plan (DBP)	7	6	4
Retention Share Plan (RSP)	9	17	21
Other plans	4	0	1
	72	67	84

What share incentive arrangements do we have?
Our plans include savings-related share option plans for employees and those of participating subsidiaries, further share option plans for selected employees and a stock purchase plan for employees in the US. We also have several share plans for executives. All share-based payment plans are equity-settled. Details of these plans is set out below.
Employee Saveshare Plans
Under an HMRC-approved savings-related share option plan, employees save on a monthly basis, over a three or five-year period, towards the purchase of shares at a fixed price determined when the option is granted. This price is set at a 20% discount to the market price for five-year plans and 10% for three-year plans. The options must be exercised within six months of maturity of the savings contract, otherwise they lapse. Similar plans operate for our overseas employees.
Yourshare
We have announced a new share incentive plan under which people who were employees of the group at 31 December 2019 will be awarded £500 of BT shares in June 2020. The shares will be held in trust for a 3 year vesting period after which they will be transferred to employees, providing they have been continuously employed during that time.
Incentive Share Plan (ISP)
Under the ISP, participants are entitled to the shares in full at the end of a three-year period only if the company has met the relevant pre-determined corporate performance measures and if the participants are still employed by the group. For ISP awards granted in 2019/20, 2018/19 and 2017/18: 40% of each award is linked to a total shareholder return (TSR) target for a comparator group of companies from the beginning of the relevant performance period; 40% is linked to a three-year cumulative normalised free cash flow measure; and 20% to growth in underlying revenue.
Deferred Bonus Plan (DBP)
Under the DBP, awards are granted annually to selected employees. Shares in the company are transferred to participants at the end of three years if they continue to be employed by the group throughout that period.
Retention Share Plan (RSP)
Under the RSP, awards are granted to selected employees. Shares in the company are transferred to participants at the end of a specified retention period if they continue to be employed by the group throughout that period.
Under the terms of the ISP, DBP and RSP, dividends or dividend equivalents earned on shares during the conditional periods are reinvested in company shares for the potential benefit of the participants.
Employee Saveshare Plans
Movements in Employee Saveshare options are shown below.

	Number of share options			Weighted average exercise price
	2020	2019	2018	2020	2019	2018
Year ended 31 March	millions	millions	millions	pence	pence	pence
Outstanding at 1 April	190	175	189	254	306	313
Granted	107	80	69	168	175	250
Forfeited	(50)	(44)	(41)	251	298	328
Exercised	—	(1)	(30)	174	247	169
Expired	(33)	(20)	(12)	318	294	353
Outstanding at 31 March	214	190	175	202	254	306
Exercisable at 31 March	—	—	—	319	249	320

The weighted average share price for all options exercised during 2019/20 was 203p (2018/19: 249p, 2017/18: 311p).
The following table summarises information relating to options outstanding and exercisable under Employee Saveshare plans at 31 March 2020.

Normal dates of vesting and exercise (based on calendar years)	Exercise price per share		Weighted average exercise price		Number of outstanding options millions	Weighted average remaining contractual life
2020	243p – 397p		302	p	26	10	months
2021	170p – 376p		228	p	34	22	months
2022	164p – 353p		200	p	58	34	months
2023	170	p	170	p	35	46	months
2024	164	p	164	p	61	58	months
Total			202	p	214	34	months

Executive share plans
Movements in executive share plan awards during 2019/20 are shown below:

	Number of shares (millions)
	ISP	DBP	RSP	Total
At 31 March 2019	74	8	11	93
Awards granted	34	5	8	47
Awards vested	—	(2)	(6)	(8)
Awards lapsed	(25)	—	(1)	(26)
Dividend shares reinvested	8	1	1	10
At 31 March 2020	91	12	13	116

Fair values
The following table summarises the fair values and key assumptions used for valuing grants made under the Employee Saveshare plans and ISP in 2019/20, 2018/19 and 2017/18.

	2020				2019				2018
Year ended 31 March	Employee Saveshare		ISP		Employee Saveshare		ISP		Employee Saveshare		ISP
Weighted average fair value	39	p	152	p	41	p	156	p	56	p	202	p
Weighted average share price	206	p	202	p	208	p	211	p	296	p	281	p
Weighted average exercise price of options granted	168	p	n/a		175	p	n/a		250	p	n/a
Expected dividend yield	4.16% – 5.01%		n/a		3.47% – 3.83%		n/a		3.12% – 3.21%		n/a
Risk free rates	0.55% – 0.63%		0.7%		0.74% – 1.07%		0.7%		0.1% – 0.2%		0.2%
Expected volatility	25.0% – 28.1%		24.3%		23.3% – 25.8%		23.5%		23.1% – 24.3%		23.6%

Employee Saveshare grants are valued using a Binomial options pricing model. Awards under the ISP are valued using Monte Carlo simulations. TSRs are generated for BT and the comparator group at the end of the three-year performance period, using each company’s volatility and the cross correlation between pairs of stocks.
Volatility has been determined by reference to BT’s historical volatility which is expected to reflect the BT share price in the future. An expected life of six months after vesting date is assumed for Employee Saveshare options. For all other awards the expected life is equal to the vesting period. The risk-free interest rate is based on the UK gilt curve in effect at the time of the grant, for the expected life of the option or award.
The fair values for the DBP and RSP were determined using the market price of the shares at the grant date. The weighted average share price for DBP awards granted in 2019/20 was 195p (2018/19: 209p, 2017/18: 282p) and for RSP awards granted in 2019/20 177p (2018/19: 217p, 2017/18: 282p).